Acquisitions (Narrative) (FY) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) business	Dec. 31, 2022 USD ($) business	Dec. 31, 2021 USD ($) business	Jun. 28, 2024 USD ($)
Business Acquisition [Line Items]
Number of businesses acquired | business	0
Net cash consideration	$ 0	$ 55	$ 60
Goodwill	$ 2,533	$ 2,476	$ 2,502	$ 2,490
Other Business Acquisitions
Business Acquisition [Line Items]
Number of businesses acquired | business		3	2
Net cash consideration		$ 55	$ 60
Goodwill		38	48
Intangible assets		$ 18	$ 12